RICHARDSON & PATEL LLP
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Los Angeles, California 90024
Telephone (310) 208-1182
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August 8, 2005

United States Securities and Exchange Commission
450 Fifth Street N.W.
Washington, DC 20549

Re:   Fortune Oil & Gas, Inc.
Ladies and Gentlemen:

We are legal counsel to Fortune Oil & Gas, Inc.

Fortune Oil & Gas, Inc. is filing, today, a Form 10-SB. Kindly contact the undersigned with any questions or comments you have regarding this filing.

Very truly yours,

RICHARDSON & PATEL LLP

By:	/s/ Jennifer A. Post
Jennifer A. Post